Note 6 - Accrued Liabilities (Details) - CAD	Nov. 30, 2017	Nov. 30, 2016
Accrued Liabilities [Abstract]
Professional fees	CAD 400,796	CAD 190,485
Property taxes	111,970	0
Interest	54,110	14,787
Other	215,493	179,617
Accrued liabilities	CAD 782,369	CAD 384,886